Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost $9,231,856 and $284,928)	$ 9,390,647
Commercial mortgage loans	1,115,167
Policy loans	194,385
Short-term investments	361,369
Other invested assets	26,897
Total Investments	11,088,465
Cash	49,730
Accrued investment income	96,408
Valuation of business acquired	231,521
Deposit receivable	1,383,388
Other assets	592,202
Separate account assets	1,573,865
Total Assets	20,710,544
LIABILITIES
Future policy benefits and other policyholder liabilities	6,463,964
Policyholders' account balances	9,829,337
Accrued expenses and other liabilities	188,616
Modified coinsurance payable	1,383,388
Deferred income tax, net	40,732
Other long-term debt-affiliate	551,600
Separate account liabilities	1,573,865
Total Liabilities	20,031,502
Commitments and Contingent Liabilities (Note 12)
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	2,500
Additional paid-in capital	593,558
Accumulated other comprehensive income	85,498
Retained earnings	(2,514)
Total Shareholder's Equity	679,042
Total Liabilities and Shareholder's Equity	20,710,544
Non-affiliates
ASSETS
Reinsurance recoverable	5,694,965
Predecessor
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost $9,231,856 and $284,928)		290,882
Short-term investments		55,959
Total Investments		346,841
Cash		5,100
Other assets		83,735
Separate account assets		1,700,566
Total Assets		18,844,833
LIABILITIES
Future policy benefits and other policyholder liabilities		3,557,411
Policyholders' account balances		13,124,115
Accrued expenses and other liabilities		112,576
Current income tax		3,906
Deferred income tax, net		2,564
Separate account liabilities		1,700,566
Total Liabilities		18,501,138
Commitments and Contingent Liabilities (Note 12)
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding		2,500
Additional paid-in capital		180,000
Accumulated other comprehensive income		3,870
Retained earnings		157,325
Total Shareholder's Equity		343,695
Total Liabilities and Shareholder's Equity		18,844,833
Predecessor | Non-affiliates
ASSETS
Reinsurance recoverable		2,190,417
Predecessor | Affiliates
ASSETS
Reinsurance recoverable		$ 14,518,174